ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		¥ (22,393)
Foreign currency translation differences	$ 428	2,978	¥ 797
Balance as of January 1, 2019			(22,393)
Fair value change relating to Company's own credit risk on convertible loan	(137)	(955)
Balance, end of period	(2,294)	(15,973)	(22,393)
No reclassifications out of aoci		0	0
Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		(976)	(1,773)
Cumulative effect of the adoption of ASU 2016-01*			1,063
Foreign currency translation differences		2,978	797
Balance as of January 1, 2019		87	87
Fair value change relating to Company's own credit risk on convertible loan		(955)
Balance, end of period	303	2,110	(976)
Foreign currency translation adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		(976)	(1,773)
Foreign currency translation differences		2,978	797
Balance as of January 1, 2019		(976)
Balance, end of period	288	2,002	(976)
Fair value change
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Cumulative effect of the adoption of ASU 2016-01*			¥ 1,063
Foreign currency translation differences		0
Balance as of January 1, 2019		1,063
Fair value change relating to Company's own credit risk on convertible loan		(955)
Balance, end of period	$ 15	¥ 108